International operations	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
International operations	International operationsInternational activity includes Investment Services and Investment and Wealth Management fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the United States and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish our international operations between internationally and domestically domiciled customers. As a result, it is necessary to make certain subjective assumptions such as:

•Income from international operations is determined after internal allocations for interest revenue, taxes, expenses and provision for credit losses.
•Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		Europe, the Middle East and Africa		Asia-Pacific region	Other			Total
2020
	Total assets at period end (a)	$92,374	(b)	$28,416	$2,513	$123,303	$346,330	$469,633
	Total revenue	3,964	(b)	1,168	698	5,830	9,978	15,808
	Income before income taxes	1,549		607	437	2,593	1,875	4,468
	Net income	1,179		462	332	1,973	1,653	3,626
2019
	Total assets at period end (a)	$74,504	(b)	$36,347	$2,636	$113,487	$268,021	$381,508
	Total revenue	3,833	(b)	1,161	737	5,731	10,731	16,462
	Income before income taxes	1,447		548	506	2,501	3,086	5,587
	Net income	1,116		423	390	1,929	2,538	4,467
2018
	Total assets at period end (a)	$74,982	(b)	$23,199	$1,483	$99,664	$263,209	$362,873
	Total revenue	4,252	(b)	1,103	684	6,039	10,353	16,392
	Income before income taxes	1,694		564	455	2,713	2,479	5,192
	Net income	1,345		448	361	2,154	2,100	4,254
(a)Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the U.S.
(b)Includes assets of approximately $38.1 billion, $30.8 billion and $30.6 billion and revenue of approximately $2.6 billion, $2.6 billion and $2.6 billion in 2020, 2019 and 2018, respectively, of international operations domiciled in the UK, which is 8%, 8% and 8% of total assets and 16%, 16% and 16% of total revenue, respectively.